Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Institutional | BlackRock GA Dynamic Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	18.80%	17.71%	(17.55%)	18.24%	21.47%	27.03%	(13.43%)